12. FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets And Liabilities Abstract
Allowance for the impairment of other receivables, beginning	$ 6	$ 8	$ 6
Allowance for impairment	2	1	7
Gain on monetary position, net		(1)	(3)
Reversal of unused amounts	(7)	(2)	(2)
Reclasification to assets clasified as held for sales	(1)
Allowance for the impairment of other receivables, ending		$ 6	$ 8